Supplement to New York Spinnaker Plus Prospectus
                     Supplement dated April 29, 2011
              to Prospectus dated June 16, 1997 as supplemented

 The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and
                        any prior supplements.

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                FIRST SYMETRA SEPARATE ACCOUNT S EXPENSE TABLE
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OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
 No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
	year 1	8%	year 4	5%	year 7	2%
	year 2	7%	year 5	4%	year 8	1%
	year 3	6%	year 6	3%	year 9+	0%

Withdrawal Charge
 No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
 No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
 None.
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SEPARATE ACCOUNT ANNUAL EXPENSES		Mortality and Expense Risk Charge		1.25%
(as a percentage of average account value)	Asset Related Administration Charge	 	None
												-----
						Total Separate Account Annual Expenses		1.25%
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=====================================================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2010.  The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total
Annual Portfolio Operating Expenses are shown as well.  Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties.  To the extent it performs services for the fund, First Symetra may receive an asset based administrative fee from the fund's advisor or distributor.  These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.  In addition, the funds may make payments to First Symetra or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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American Century VP Balanced 		0.90%	None		0.02%		0.92%	    None	0.92%
Fund
American Century VP International 	1.40%	None		0.01%		1.41%	    None	1.41%
Fund

Federated Capital Income 		0.75%	None		1.15%		1.90%	    -0.56%(1)	1.34%
Fund  II
Federated High Income Bond 		0.60%	None		0.43%		1.03%	    -0.18%(2)	0.85%
Fund II - Primary Shares
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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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Fidelity VIP Money Market
Portfolio - Service Class 2		0.18%	0.25%		0.08%		0.51%	   -0.08%	0.43%(3)

ING Global Resources Portfolio - 	0.64%	0.25%		0.01%		0.90%	    None	0.90%
Class S
ING JPMorgan Emerging Markets 		1.25%	None		0.01%		1.26%	    None	1.26%
Equity Portfolio - Class I

Pioneer Bond VCT Portfolio - Class I 	0.50%	None		0.24%		0.74%	   -0.12%	0.62%(4)
Shares
Pioneer Fund VCT Portfolio - Class I 	0.65%	None		0.07%		0.72%	    None 	0.72%
Shares
Pioneer Growth Opportunities 		0.74%	None		0.14%		0.88%	   -0.02%(5)	0.86%(6)
VCT Portfolio - Class I Shares
Pioneer Mid Cap Value VCT Portfolio - 	0.65%	None 		0.09%		0.74%	    None 	0.74%
Class I Shares
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The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

(1) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so
	that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund
	(after the voluntary waivers and reimbursements) will not exceed 1.13% (the "Fee Limit) through the later
	of (the "Termination Date"): (a) April 30, 2012; or (b) the date of the Fund's next effective Prospectus.
	While the Adviser and its affiliates currently do not anticipate terminating or increasing these
	arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit
	increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

(2) 	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that
	the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the
	Fund's Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the "Fee Limit"
	through the later of (the "Termination Dale"): (a) April 30. 2012: or (b) the date of the Fund's next effective
	Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or increasing these
	arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit
	increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

(3) 	FMR or its affiliates agreed to waive certain fees during the period.

(4)	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.  This
	expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will extend
	the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

(5) 	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares.  This
	expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will extend
	the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.

(6) 	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement,
	may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights"
	section, which do not include acquired fund fees and expenses.

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Explanation of  Examples Table

1.	The information in the "Examples" section of your prospectus is provided to assist you in understanding the
	various costs and expenses charged to your Contract Value either directly or indirectly and reflects expenses
	of the Separate Account as well as the portfolios.  Changes to the portfolio expenses affect the results of
	the expense examples in your prospectus and any previous supplements.  Although we have chosen not to update
	the examples here, they still generally show how expenses and charges affect your Contract Value.

2.	There are situations where all or some of the owner transaction expenses do not apply. See "Charges and
	Deductions" for a complete discussion.

You may request free copies of the First Symetra National Life Insurance Company of New York financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com/NewYork.



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